Income Taxes (Details) - Schedule of Components of Income Tax Expense (Benefit) - One Energy Enterprises Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal	$ (6,670,227)	$ (1,794,954)
Valuation allowance	4,122,213	2,682,650
Total income tax (benefit)	$ (2,548,014)	$ 887,696